Lease Arrangements - Other lease information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases	$ 1,215.1	$ 4,731.1	$ 5,250.3
Total cash outflow for leases	$ 4,916.9	$ 7,618.3	$ 7,510.8